Summary Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	$ 19,912	$ 21,203	$ 18,540	$ 15,955	$ 21,044	$ 17,155	$ 17,849	$ 16,313	$ 75,610	$ 72,361	$ 77,637
Gross profit	8,750	10,014	8,123	6,753	8,840	7,837	7,914	7,412	33,640	32,003	35,279
Gross profit %									44.00%	44.00%	45.00%
Operating Segments | Premises
Segment Reporting Information [Line Items]
Net revenue									19,729	27,952	25,673
Gross profit									12,280	17,272	16,046
Gross profit %									62.00%	62.00%	63.00%
Operating Segments | Identity
Segment Reporting Information [Line Items]
Net revenue									20,167	18,903	23,681
Gross profit									8,157	8,063	11,978
Gross profit %									40.00%	43.00%	51.00%
Operating Segments | Credentials
Segment Reporting Information [Line Items]
Net revenue									31,599	21,361	24,635
Gross profit									11,232	4,539	5,430
Gross profit %									36.00%	21.00%	22.00%
Operating Segments | All Other
Segment Reporting Information [Line Items]
Net revenue									4,115	4,145	3,648
Gross profit									$ 1,971	$ 2,129	$ 1,825
Gross profit %									48.00%	51.00%	50.00%